UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-6259
                                    ----------------------

                               Stratus Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       6811 S. 27th Street, P.O. Box 82535
                             Lincoln, NE 68501-2535
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  Jon C. Gross
                               Stratus Fund, Inc.
                       6811 S. 27th Street, P.O. Box 82535
                             Lincoln, NE 68501-2535
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 402-323-1846 or 888-769-2362
                                                    ----------------------------

Date of fiscal year end:      06/30/2008
                           -------------------

Date of reporting period:     09/30/2007
                           -------------------

ITEM 1 - SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
                                GROWTH PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                               September 30, 2007


                                                        Percent of
   Shares               Common Stock - 99.31%           Net Assets   Fair Value
   ------               ---------------------           ----------   ----------

               Basic Materials                             15.24%
               ---------------
   10,000      Apache Corporation                                      $900,600
    9,000      Baker Hughes, Inc.                                       813,330
    9,000      Chevron Corp.                                            842,220
   14,000      ConocoPhillips                                         1,228,780
    7,000      El DuPont de Nemours & Co.                               346,920
   14,000      Exxon Mobil Corp.                                      1,295,840
    5,000      Freeport McMoran Copper & Gold, Inc.                     524,450
   12,000      Halliburton Co.                                          460,800
   10,000      Nucor Corp.                                              594,700
   12,500      Occidental Petroleum Corp.                               801,000
   21,000      Peabody Energy Corp.                                   1,005,270
    5,000      Potash Corp. of Saskatchewan, Inc.                       528,500
   13,000      Praxair, Inc.                                          1,088,880
                                                                     ----------
                                                                     10,431,290

               Conglomerates                                3.39%
               -------------
   11,000      3M Co.                                                 1,029,380
   16,000      United Technologies Corp.                              1,287,680
                                                                      ---------
                                                                      2,317,060

               Consumer Goods                               7.09%
               --------------
   10,000      Avery Dennison Corp.                                     570,200
    8,000      General Mills, Inc.                                      464,080
   15,000      Newell Rubbermaid, Inc.                                  432,300
   27,000      Pepsico, Inc.                                          1,978,020
   20,000      Procter & Gamble Co.                                   1,406,800
                                                                      ---------
                                                                      4,851,400

               Diversified Operations                       2.08%
               ----------------------
       12      Berkshire Hathaway, Inc.*                              1,422,120

               Financial Services                          14.98%
               ------------------
   25,000      American International Group, Inc.                     1,691,250
   32,000      Citigroup, Inc.                                        1,493,440
   15,000      Discover Financial Services, LLC                         312,000
    9,000      Franklin Resources, Inc.                               1,147,500
    4,000      Goldman Sachs Group, Inc.                                866,960
   29,000      JPMorgan Chase & Co.                                   1,328,780
   11,000      Morgan Stanley                                           693,000
   40,000      US Bancorp                                             1,301,200
   15,000      Washington Mutual, Inc.                                  529,650
   25,000      Wells Fargo & Company                                    890,500
                                                                     ----------
                                                                     10,254,280

               Healthcare                                  12.86%
               ----------
   19,000      Abbott Laboratories                                    1,018,780
    7,500      Amgen, Inc. *                                            424,275
   10,000      Baxter International, Inc.                               562,800
   20,000      Dentsply International, Inc.                             832,800
   25,000      Johnson & Johnson                                      1,642,500
   30,000      Pfizer, Inc.                                             732,900
    3,300      Quest Diagnostics, Inc.                                  190,641
   15,000      Stryker Corporation                                    1,031,400
   35,000      United Health Group, Inc.                              1,695,050
   16,000      Varian Medical Systems, Inc. *                           670,240
                                                                      ---------
                                                                      8,801,386

                                GROWTH PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                               September 30, 2007


                                                        Percent of
   Shares               Common Stock - 99.31%           Net Assets   Fair Value
   ------               ---------------------           ----------   ----------

               Industrial Goods                             8.49%
               ----------------
    6,000      Black & Decker Corp.                                    $499,800
   16,000      Danaher Corp.                                          1,323,360
   34,000      General Electric Co.                                   1,407,600
   21,000      Honeywell International, Inc.                          1,248,870
    5,000      Illinois Tool Works, Inc.                                298,200
    4,000      Terex Corp. *                                            356,080
   18,000      Waste Management, Inc.                                   679,320
                                                                      ---------
                                                                      5,813,230

               Services                                    15.97%
               --------
    5,000      Autozone, Inc. *                                         580,700
   30,000      Best Buy Company, Inc.                                 1,380,600
   35,000      CVS Caremark Corp.                                     1,387,050
    8,000      FedEx Corporation                                        838,000
    5,000      J.C. Penney Company, Inc.                                316,850
   15,000      Lowe's Companies, Inc.                                   420,300
   18,000      McDonald's Corp.                                         980,460
   14,000      Staples, Inc.                                            300,860
   20,000      Sysco Corp.                                              711,800
   20,000      The McGraw-Hill Companies, Inc.                        1,018,200
   30,000      Time Warner, Inc.                                        550,800
   10,000      Union Pacific Corp.                                    1,130,600
   14,000      Walgreen Co.                                             661,360
   15,000      Wal-Mart Stores, Inc.                                    654,750
                                                                     ----------
                                                                     10,932,330

               Technology                                  17.18%
               ----------
   20,000      AT&T Inc.                                                846,200
   30,000      Cisco Systems, Inc.*                                     993,300
   15,000      Dell, Inc. *                                             414,000
   44,000      EMC Corp. *                                              915,200
   21,000      Fiserv, Inc. *                                         1,068,060
   18,000      Hewlett-Packard Co.                                      896,220
   22,000      Intel Corp.                                              568,920
    9,000      International Business Machines Corp.                  1,060,200
   15,000      Linear Technology Corp.                                  524,850
   33,000      Microsoft Corp.                                          972,180
   25,000      Motorola, Inc.                                           463,250
   50,000      Oracle Corp. *                                         1,082,500
   14,000      Sprint Nextel Corp.                                      266,000
   23,000      Texas Instruments, Inc.                                  841,570
   16,000      Xilinx, Inc.                                             418,240
   16,000      Yahoo!, Inc. *                                           429,440
                                                                     ----------
                                                                     11,760,130

               Utilities                                    2.03%
               ---------
   32,000      Duke Energy Corp.                                        598,080
   15,000      Questar Corp.                                            787,950
                                                                      ---------
                                                                      1,386,030

   Shares              Other Securities - 0.95%
   ------              ------------------------
  648,683      Mutual Funds                                 0.95%       648,683
                                                                        -------



               Total investments in securities
                   (cost $54,614,448)                     100.26%   $68,617,939
               Other assets, less liabilities              (0.26%)     (179,680)
                                                          -------   ------------
               NET ASSETS                                 100.00%   $68,438,259
                                                          =======   ============

*Indicates nonincome-producing security

                               STRATUS FUND, INC.
                             SCHEDULE OF INVESTMENTS
                               September 30, 2007

                         GOVERNMENT SECURITIES PORTFOLIO

Principal                                                 Percent of
  Amount                                                  Net Assets  Fair Value
  ------                                                  ----------  ----------

             Government Agency Bonds                         30.30%
             -----------------------
$2,000,000  Farmer Mac 5.00% due 7/15/11                              $2,060,746
 2,000,000  Federal Home Loan Bank  3.625%  due 11/14/08               1,980,040
 2,000,000  Federal Home Loan Bank 4.50% due 8/14/09                   2,003,298
 1,000,000  Federal Home Loan Bank 4.50% due 9/26/08                     999,207
 2,500,000  Federal Home Loan Bank 5.00% due 03/09/12                  2,540,328
 2,000,000  Federal Home Loan Bank 5.25% due 03/13/09                  2,021,860
 1,000,000  Federal Home Loan Bank 5.375% due 6/14/13                  1,032,867
 1,000,000  Federal Home Loan Mortgage  5.25%  due 4/18/16             1,020,752
 1,000,000  Federal Home Loan Mortgage  5.81% due 4/04/08              1,004,611
                                                                      ----------
                                                                      14,663,709

            Mortgage Backed Securities                       33.27%
            --------------------------
3,660,949  Federal Home Loan Mortgage Pool 4.00%  due 5/01/19          3,450,755
  383,313  Federal Home Loan Mortgage Pool 5.00%  due 10/01/12           380,934
  955,836  Federal Home Loan Mortgage Pool 5.00%  due 2/01/18            940,401
  386,306  Federal Home Loan Mortgage Pool 5.50%  due 9/01/17            386,378
  465,042  Federal Home Loan Mortgage Pool 5.50%  due 11/01/16           465,463
  177,349  Federal Home Loan Mortgage Pool 6.00%  due 3/01/17            179,982
1,887,284  Federal Home Loan Mortgage CMO 5.50% due 12/15/20           1,881,605
  629,340  Federal National Mortgage Assn. Pool 4.50% due 5/01/15        618,470
3,112,969  Federal National Mortgage Assn. Pool 5.50% due 1/01/18      3,115,509
   69,029  Federal National Mortgage Assn. Pool 5.50% due 3/01/17         69,086
  222,527  Federal National Mortgage Assn. Pool 6.00% due 6/01/16        225,994
  239,942  Federal National Mortgage Assn. Pool 6.00% due 12/01/16       243,680
  599,698  Government National Mortgage Assn. Pool 3.50% due 8/20/34     597,276
1,820,863  Government National Mortgage Assn. Pool 4.50% due 5/15/18   1,761,590
1,443,408  Government National Mortgage Assn. Pool 5.00% due 11/15/33  1,398,832
  380,426  Government National Mortgage Assn. Pool 5.50% due 8/20/32     383,528
                                                                      ----------
                                                                      16,099,483

           Treasury Notes/Bonds/Inflation Protected Securities 21.18%
           ---------------------------------------------------
1,000,000  US Treasury Note  3.125%  due 10/15/08                        990,859
3,000,000  US Treasury Note  3.375%  due 9/15/09                       2,967,891
2,000,000  US Treasury Note  4.875%  due 10/31/08                      2,017,500
2,000,000  US Treasury Note  5.125%  due 5/15/16                       2,083,906
2,248,890  US Treasury Inflation Protected
               Security 1.875% due 7/15/15                             2,189,330
                                                                      ----------
                                                                      10,249,486

           Corporate Bonds                                     9.24%
           ---------------
1,500,000  Caterpillar 4.50% due 6/15/09                               1,487,549
1,000,000  Home Depot 5.20% due 3/01/11                                  989,775
1,000,000  Lowe's Companies 5.60% due 9/15/12                          1,009,805
1,000,000  National City Bank Bond 4.50% due 3/15/10                     986,529
                                                                         -------
                                                                       4,473,658

   Shares  Other Securities                                    5.63%
   ------  ----------------
1,500,000  JP Morgan Treasury Securities                               1,500,000
1,223,400  Federated U.S. Treasury Cash Reserves                       1,223,400
                                                                       ---------
                                                                       2,723,400


           Total investments in securities
                   (cost $48,244,914)                        99.63%  $48,209,736
           Other assets, less liabilities                     0.37%      180,830
                                                            -------  -----------
           TOTAL NET ASSETS                                 100.00%  $48,390,566
                                                            =======  ===========

ITEM 2 - CONTROLS AND PROCEDURES

        An evaluation was performed by the officers of Stratus Fund, Inc. (the "Fund"), including the principal executive officer and principal financial officer, of the effectiveness and design of the Fund's disclosure controls and procedures. Based on that evaluation, which was conducted within 90 days of the filing date of this report, the Fund's principal executive officer and principal financial officer concluded that the Fund's disclosure controls and procedures were reasonably designed and effectively operate so as to insure that material information relating to the Fund is made known to management of the Fund, including the principal executive officer and principal financial officer. There have been no significant changes in the Fund's internal controls over financial reporting during the Fund's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal controls over financial reporting.


ITEM 3 - EXHIBITS

Certifications - Attached hereto

SIGNATURES



Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Stratus Fund, Inc.


By  /s/ Jon C. Gross
  --------------------------------
        Jon C. Gross, President


Date  November 16, 2007



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By  /s/ Jon C. Gross
  --------------------------------
        Jon C. Gross, President


Date  November 16, 2007



By  /s/ Jeffrey S. Jewell
  --------------------------------
        Jeffrey S. Jewell,
        Vice President & Chief Financial Officer


Date  November 16, 2007